Insurance business - Effect of contracts initially recognised in the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Life direct participating and Investment DPF contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	£ 0	£ 0
Onerous contracts issued	0	0
Total	0	0
Life direct participating and Investment DPF contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,169	1,377
Onerous contracts issued	15	12
Total	1,184	1,389
Life direct participating and Investment DPF contracts | – Insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	10	0
Onerous contracts issued	0	0
Total	10	0
Life direct participating and Investment DPF contracts | – Claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,159	1,377
Onerous contracts issued	15	12
Total	1,174	1,389
Life direct participating and Investment DPF contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(1,222)	(1,437)
Onerous contracts issued	(15)	(12)
Total	(1,237)	(1,449)
Life direct participating and Investment DPF contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	5	4
Onerous contracts issued	0	0
Total	5	4
Life direct participating and Investment DPF contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	48	56
Onerous contracts issued	0	0
Total	48	56
Life other contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(1)	(2)
Total	(1)	(2)
Life other contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	129	150
Onerous contracts issued	9	22
Total	138	172
Life other contracts | – Insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1	0
Onerous contracts issued	0	0
Total	1	0
Life other contracts | – Claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	128	150
Onerous contracts issued	9	22
Total	137	172
Life other contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(161)	(183)
Onerous contracts issued	(8)	(20)
Total	(169)	(203)
Life other contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	7	7
Onerous contracts issued	0	1
Total	7	8
Life other contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	25	25
Onerous contracts issued	0	0
Total	£ 25	£ 25